Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Feb. 03, 2015	Jun. 30, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	MSB FINANCIAL CORP.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		5,010,437
Entity Public Float			$ 15,500,000
Amendment Flag	false
Entity Central Index Key	0001635261
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY